N-2 - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key										0001395325
Amendment Flag										false
Document Type										N-CSR
Entity Registrant Name										Eaton Vance Risk-Managed Diversified Equity Income Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Common shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	— 1
Offering expenses (as a percentage of offering price)	None 2
Dividend reinvestment plan fees	$5.00 3
1
If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
2
Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
3
You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]
Dividend Reinvestment and Cash Purchase Fees	[2]									$ 5
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]									0.00%
Annual Expenses [Table Text Block]
Annual expenses	Percentage of net assets attributable to common shares 4
Investment adviser fee	1.00% 5
Other expenses	0.13
Total annual Fund operating expenses	1.13%
4
Stated as a percentage of average net assets attributable to common shares for the year ended December 31, 2023.
5
The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.

Management Fees [Percent]	[4],[5]									1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4],[5]									0.13%
Total Annual Expenses [Percent]	[4]									1.13%
Expense Example [Table Text Block]
Example
The following Example illustrates the expenses that common shareholders would pay on a $1,000 investment in common shares, assuming (i) total annual expenses of 1.13% of net assets attributable to common shares in years 1 through 10; (ii) a 5% annual return; and (iii) all distributions are reinvested at NAV:
1 Year	3 Years	5 Years	10 Years
$12	$36	$62	$137
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the U.S. Securities and Exchange Commission (“SEC”) that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s common shares. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive common shares purchased or issued at a price or value different from NAV. The example does not include sales load or estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01										$ 12
Expense Example, Years 1 to 3										36
Expense Example, Years 1 to 5										62
Expense Example, Years 1 to 10										$ 137
Purpose of Fee Table , Note [Text Block]										The purpose of the table below is to help you understand all fees and expenses that you, as a common shareholder, would bear directly or indirectly. The table shows Fund expenses stated as a percentage of net assets attributable to common shares, and not as a percentage of total assets.
Basis of Transaction Fees, Note [Text Block]										as a percentage of offering price
Other Transaction Fees, Note [Text Block]										Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
Management Fee not based on Net Assets, Note [Text Block]										The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
.

The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. In pursuing its investment objectives, the Fund evaluates returns on an after-tax basis, seeking to minimize and defer shareholder federal income taxes.
Principal Strategies.
Under normal market conditions, the Fund’s investment program consists primarily of owning a diversified portfolio of common stocks and employing a variety of options strategies. The Fund seeks to earn high levels of tax-advantaged income and gains by (1) investing in stocks that pay dividends that qualify for favorable federal income tax treatment, (2) writing (selling) put options on individual stocks deemed attractive for purchase, and/or (3) writing (selling) stock index call options with respect to a portion of its common stock portfolio value. To reduce the Fund’s risk of loss due to a decline in the value of the general equity market, the Fund intends to purchase index put options with respect to a substantial portion of the value of its common stock holdings and stocks subject to written put options.
Under normal market conditions, the Fund invests at least 80% of its total assets in a combination of (1) dividend-paying common stocks, (2) common stocks the value of which is subject to written put options on individual stocks, and (3) common stocks the value of which is subject to written index call options. In addition, under normal market conditions, the Fund purchases index put options with respect to at least 80% of the value of its investments in common stocks. The Fund may consider investments in stocks that pay dividends that qualify for federal income taxation at rates applicable to long-term capital gains. The Fund generally intends to buy put options and write call options on one or more broad-based stock indices that the investment adviser believes collectively approximate the characteristics of its common stock portfolio (or that portion of its portfolio against which options are purchased and written). The Fund intends to buy put options and write call options primarily on the S&P 500, and may also buy put options and write call options on other domestic and foreign stock indices. The Fund’s current options strategy consists of purchasing out-of-the-money S&P 500 Index put options and selling out-of-the-money S&P 500 Index call options on all or substantially all of the value of the Fund’s common stock portfolio. Purchasing index put options provides protection against loss of principal value during periods of market weakness and selling index call options generates premium income. The Fund generally intends to purchase short-dated (generally 28-day) index put options and sell index call options of the same term, staggering roll dates across the options portfolio. The indices on which the Fund buys put options and writes call options may vary as a result of changes in the availability and liquidity of various listed index options, changes in stock portfolio holdings, the Adviser’s evaluation of equity market conditions and other factors. The buying of index put options will reduce the Fund’s cash available for distribution from other sources, including from selling put options on individual stocks and index call options.
The Fund invests primarily in common stocks of United States issuers. The Fund may invest up to 40% of its total assets in securities of foreign issuers, including securities evidenced by American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”). The Fund may invest up to 5% of its total assets in securities of emerging market issuers. The Fund expects that its assets will normally be invested across a broad range of industries and market sectors. The Fund may not invest 25% or more of its total assets in the securities of issuers in any single industry. Eaton Vance generally considers mid-capitalization companies to be those companies having market capitalizations within the range of capitalizations for the S&P MidCap 400® Index (the “S&P MidCap 400®”). As of December 31, 2023, the median market capitalization of companies in the S&P MidCap 400® was approximately $6.3 billion. Market capitalizations of companies within the S&P MidCap 400® are subject to change.
During unusual market circumstances, the Fund may invest up to 100% of assets in cash or cash equivalents temporarily, which may be inconsistent with the Fund’s investment objective and other policies.

Risk Factors [Table Text Block]
Principal Risks
Market Discount Risk.
As with any security, the market value of the common shares may increase or decrease from the amount initially paid for the common shares. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Because the Fund may sell stock index call options on a portion of its common stock portfolio value, the Fund’s appreciation potential from equity market performance may be more limited than if the Fund did not engage in selling stock index call options. Because the Fund may sell put options on individual stocks, the Fund’s exposure to loss from a decline in the value of such stocks may increase. To the extent that the individual stocks held by the Fund and/or the stocks subject to written put options decrease in value more than the index or indices on which the Fund has purchased put options, the strategy of purchasing index put options will provide only limited protection with respect to the value of the Fund’s assets and may result in worse performance for the Fund than if it did not buy index put options. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Issuer Risk.
The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.
Equity Securities Risk.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.
Limitations on Equity Market Risk Management Strategy.
To manage the risk of a decline in the value of the general equity market, the Fund purchases index put options on a substantial portion of the value of its common stock holdings. As the purchaser of an index put option, the Fund would pay to the writer (seller) of the option cash (the premium), and the Fund has the right to receive from the seller the amount by which the cash value of the index is below the exercise price as of the valuation date of the option. If the Fund exercises the index put option, the seller would pay the Fund the difference between the exercise price and the value of the index. There are a number of limitations on the extent to which common shareholders of the Fund may benefit from this risk management strategy.
First, holding an index put option generally provides a hedge against a decline in the applicable index to levels below the exercise price on the option. A decline in the index to a level above the exercise price would result in the option expiring worthless if held until expiration. Generally, the Fund intends to buy index put options that are “out-of-the-money” (i.e., the exercise price generally is below the current level of the applicable index when the option is purchased). Options that are more “out-of-the-money” provide the Fund with less protection against a decline in the applicable index.
Second, there is a risk that the value of the stock indices subject to purchased put options will not correlate with the value of the Fund’s portfolio holdings. The Fund intends to buy put options on one or more broad-based stock indices that the Adviser believes collectively approximate the characteristics of the Fund’s common stock portfolio (or that portion of its portfolio against which put options are acquired). The Fund will not, however, hold stocks that fully replicate the indices on which it buys put options. Due to tax considerations, the Fund intends to generally limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it buys put options. Accordingly, the value of the indices may remain flat or increase in value at times when the Fund’s portfolio holdings are decreasing in value. Similarly, the indices may decrease in value but to a lesser extent than the Fund’s portfolio holdings. In such cases, the index put options would provide only a limited hedge against a decline in the value of the Fund’s portfolio holdings and may result in worse performance for the Fund than if it did not buy index put options. The use of index put options cannot serve as a complete hedge since the price movement of the indices underlying the options will not necessarily follow the price movements of the Fund’s portfolio holdings. Correlation risks are also presented in connection with the Fund’s selling of put options on individual stocks and purchasing index puts to hedge the associated increase in market risk. Purchasing index put options with respect to single stock put options written does not protect the Fund against the risk that the stocks against which put options are written decrease in value relative to the index on which put options are purchased and may result in greater costs and losses to the Fund than a strategy that does not involve such hedging.
Third, the Fund may in certain circumstances hold stock index put options with respect to only a portion of the value of its common stock holdings, subject to the condition that, under normal market conditions, the Fund will hold index put options with respect to at least 80% of the value of its investments in common stocks. The portion of the Fund’s portfolio value against which index put options are not acquired will not benefit from this risk management strategy.
Index put options can be highly volatile instruments. This may cause options positions held to react to market changes differently than the Fund’s portfolio securities and stocks subject to written put options. A put option acquired by the Fund and not sold prior to expiration will expire worthless if the price of the index at expiration exceeds the exercise price of the option, thereby causing the Fund to lose its entire investment in the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless.
Option Strategy Risk.
The Fund’s option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price implied volatilities for the S&P 500 over realized index volatilities. This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options. There can be no assurance that this imbalance will apply in the future over specific periods or generally. It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.
Risk of Selling Index Call Options.
The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by holding a diversified portfolio of stocks that the Fund’s investment adviser believes collectively approximate the characteristics of the indices on which options are written. The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices. The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option.
Risks of Selling Put Options on Individual Stocks.
The Fund may write put options on individual stocks that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options written. The purchaser of a put option assumes the right to sell (put) the stock to the seller of the option at a specified price (the exercise price) on or before the expiration date of the option. If the value of the stock on the option expiration date is at or below the exercise price of the option, the Fund may be obligated to purchase the stock at the exercise price. In the event of a substantial depreciation in the value of the underlying stock, the Fund may incur a substantial loss.
Options Risks Generally.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgments in this respect will be correct.
The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, the Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s options positions will be marked to market daily. The hours of trading for options may not conform to the hours during which common stocks held by the Fund are traded. To the extent that the options markets close before the markets for securities, significant price and rate movements can take place in the securities markets that would not be reflected concurrently in the options markets. The value of index options is affected by changes in the value and dividend rates of the securities represented in the underlying index, changes in interest rates, changes in the actual or perceived volatility of the associated index and the remaining time to the options’ expiration, as well as trading conditions in the options market. Similarly, the value of single stock options is affected by changes in the value and dividend rate of the underlying stock, changes in interest rates, changes in the actual or perceived volatility of the associated stock and the remaining time to the options’ expiration, as well as options market trading conditions.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser or. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions. The Fund will not write “naked” or uncovered call options.
To the extent that the Fund buys or writes options on indices based upon foreign stocks, the Fund generally intends to buy or sell options on broad-based foreign country and/or regional stock indices that are listed for trading in the United States or which otherwise qualify as “section 1256 contracts” under the Code. Options on foreign indices that are listed for trading in the United States or which otherwise qualify as “section 1256 contracts” under the Code may trade in substantially lower volumes and with substantially wider bid-ask spreads than other options contracts on the same or similar indices that trade on other markets outside the United States. To implement its options program most effectively, the Fund may buy or sell index options that do not qualify as “section 1256 contracts” under the Code. Gain or loss on index options not qualifying as “section 1256 contracts” under the Code would be realized upon disposition, lapse or settlement of the positions and, generally, would be treated as short-term gain or loss.
OTC Options Risks.
OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. Options traded in OTC markets will not be issued, guaranteed or cleared by the OCC. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject the Fund to the risk that a counter-party will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate a settlement may increase the potential for losses to the Fund.
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.
Tax-Sensitive Investing Risk.
The Fund may hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations, potentially with retroactive effect. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. While the Fund generally intends to use a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, certain of the Fund’s investment practices are subject to complex federal income tax provisions that may, among other things, cause common shareholders to pay more tax than they otherwise would have, or to accelerate common shareholders’ recognition of taxable income or gains.
Risks of Investing in Smaller and Mid-Sized Companies.
The Fund may make investments in stocks of companies whose market capitalization is considered middle sized or “mid-cap.” Smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.
Interest Rate Risk.
The premiums from writing options and amounts available for distribution from the Fund’s options activities may decrease in declining interest rate environments. The value of the Fund’s common stock investments may also be influenced by changes in interest rates. Higher yielding stocks and stocks of issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk.
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.
Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income from investments is worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.
Counterparty Risk.
A financial institution or other counterparty with whom the Fund does business (such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.
Leverage Risk.
Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Leverage can also result from borrowings or issuance of preferred shares. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.
Recent Market Conditions.
The outbreak of COVID-19 and efforts to contain its spread have resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and the effects of other infectious illness outbreaks, epidemics or pandemics, may be short term or may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Fund and the Fund’s service providers rely, and could otherwise disrupt the ability of the employees of the Fund’s service providers to perform critical tasks relating to the Fund. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.
Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with Fund shareholders’ ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated By-Laws include provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. For example, pursuant to the Fund’s Declaration of Trust, the Fund Board is divided into three classes of Trustees with each class serving for a three-year term and certain types of transactions require the favorable vote of holders of at least 75% of the outstanding shares of the Fund.
General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Share Price [Table Text Block]
The following table sets forth for each of the periods indicated the high and low closing market prices for the common shares on the New York Stock Exchange, and the corresponding NAV per share and the premium or discount to NAV per share at which the Fund’s common shares were trading as of such date.
	Market Price ($)		NAV per Share on Date of Market Price ($)		NAV Premium/(Discount) on Date of Market Price (%)
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 31, 2023	7.99	7.21	8.42	7.94	(5.11)	(9.19)
September 30, 2023	8.45	7.54	8.68	8.24	(2.65)	(8.50)
June 30, 2023	8.44	7.68	8.47	8.19	(0.35)	(6.23)
March 31, 2023	8.14	7.43	8.32	7.90	(2.16)	(5.95)
December 31, 2022	8.67	7.41	8.12	7.93	6.77	(6.56)
September 30, 2022	9.90	8.27	8.80	7.88	12.50	4.95
June 30, 2022	9.92	8.38	9.52	8.25	4.20	1.58
March 31, 2022	10.73	9.19	10.40	9.11	3.17	0.88

Market Discount Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount Risk.
As with any security, the market value of the common shares may increase or decrease from the amount initially paid for the common shares. The Fund’s common shares have traded both at a premium and at a discount relative to NAV. The shares of closed-end management investment companies frequently trade at a discount from their NAV. This is a risk separate and distinct from the risk that the Fund’s NAV may decrease.

Investment and Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Investment and Market Risk.
An investment in common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in common shares represents an indirect investment in the securities owned by the Fund, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Because the Fund may sell stock index call options on a portion of its common stock portfolio value, the Fund’s appreciation potential from equity market performance may be more limited than if the Fund did not engage in selling stock index call options. Because the Fund may sell put options on individual stocks, the Fund’s exposure to loss from a decline in the value of such stocks may increase. To the extent that the individual stocks held by the Fund and/or the stocks subject to written put options decrease in value more than the index or indices on which the Fund has purchased put options, the strategy of purchasing index put options will provide only limited protection with respect to the value of the Fund’s assets and may result in worse performance for the Fund than if it did not buy index put options. The common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of distributions.
The value of investments held by the Fund may increase or decrease in response to social, economic, political, financial, public health crises or other disruptive events (whether real, expected or perceived) in the U.S. and global markets and include events such as war, natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest. These events may negatively impact broad segments of businesses and populations and may exacerbate pre-existing risks to the Fund. The frequency and magnitude of resulting changes in the value of the Fund’s investments cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in reaction to changing
										market conditions. Monetary and/or fiscal actions taken by U.S. or foreign governments to stimulate or stabilize the global economy may not be effective and could lead to high market volatility. No active trading market may exist for certain investments held by the Fund, which may impair the ability of the Fund to sell or to realize the current valuation of such investments in the event of the need to liquidate such assets.
Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk.
The value of securities held by the Fund may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk.
The value of equity securities and related instruments may decline in response to adverse changes in the economy or the economic outlook; deterioration in investor sentiment; interest rate, currency, and commodity price fluctuations; adverse geopolitical, social or environmental developments; issuer and sector-specific considerations; unexpected trading activity among retail investors; or other factors. Market conditions may affect certain types of stocks to a greater extent than other types of stocks. If the stock market declines in value, the value of the Fund’s equity securities will also likely decline. Although prices can rebound, there is no assurance that values will return to previous levels.

Limitations on Equity Market Risk Management Strategy [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limitations on Equity Market Risk Management Strategy.
To manage the risk of a decline in the value of the general equity market, the Fund purchases index put options on a substantial portion of the value of its common stock holdings. As the purchaser of an index put option, the Fund would pay to the writer (seller) of the option cash (the premium), and the Fund has the right to receive from the seller the amount by which the cash value of the index is below the exercise price as of the valuation date of the option. If the Fund exercises the index put option, the seller would pay the Fund the difference between the exercise price and the value of the index. There are a number of limitations on the extent to which common shareholders of the Fund may benefit from this risk management strategy.
First, holding an index put option generally provides a hedge against a decline in the applicable index to levels below the exercise price on the option. A decline in the index to a level above the exercise price would result in the option expiring worthless if held until expiration. Generally, the Fund intends to buy index put options that are “out-of-the-money” (i.e., the exercise price generally is below the current level of the applicable index when the option is purchased). Options that are more “out-of-the-money” provide the Fund with less protection against a decline in the applicable index.
Second, there is a risk that the value of the stock indices subject to purchased put options will not correlate with the value of the Fund’s portfolio holdings. The Fund intends to buy put options on one or more broad-based stock indices that the Adviser believes collectively approximate the characteristics of the Fund’s common stock portfolio (or that portion of its portfolio against which put options are acquired). The Fund will not, however, hold stocks that fully replicate the indices on which it buys put options. Due to tax considerations, the Fund intends to generally limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it buys put options. Accordingly, the value of the indices may remain flat or increase in value at times when the Fund’s portfolio holdings are decreasing in value. Similarly, the indices may decrease in value but to a lesser extent than the Fund’s portfolio holdings. In such cases, the index put options would provide only a limited hedge against a decline in the value of the Fund’s portfolio holdings and may result in worse performance for the Fund than if it did not buy index put options. The use of index put options cannot serve as a complete hedge since the price movement of the indices underlying the options will not necessarily follow the price movements of the Fund’s portfolio holdings. Correlation risks are also presented in connection with the Fund’s selling of put options on individual stocks and purchasing index puts to hedge the associated increase in market risk. Purchasing index put options with respect to single stock put options written does not protect the Fund against the risk that the stocks against which put options are written decrease in value relative to the index on which put options are purchased and may result in greater costs and losses to the Fund than a strategy that does not involve such hedging.
Third, the Fund may in certain circumstances hold stock index put options with respect to only a portion of the value of its common stock holdings, subject to the condition that, under normal market conditions, the Fund will hold index put options with respect to at least 80% of the value of its investments in common stocks. The portion of the Fund’s portfolio value against which index put options are not acquired will not benefit from this risk management strategy.
Index put options can be highly volatile instruments. This may cause options positions held to react to market changes differently than the Fund’s portfolio securities and stocks subject to written put options. A put option acquired by the Fund and not sold prior to expiration will expire worthless if the price of the index at expiration exceeds the exercise price of the option, thereby causing the Fund to lose its entire investment in the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it had purchased. If the Fund were unable to close out an option that it had purchased, it would have to exercise the option in order to realize any profit or the option may expire worthless.

Option Strategy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Option Strategy Risk.
The Fund’s option strategy seeks to take advantage of, and its effectiveness is dependent on, a general excess of option price implied volatilities for the S&P 500 over realized index volatilities. This market observation is often attributed to an excess of natural buyers over natural sellers of S&P 500 index options. There can be no assurance that this imbalance will apply in the future over specific periods or generally. It is possible that the imbalance could decrease or be eliminated by actions of investors, including the Fund, that employ strategies seeking to take advantage of the imbalance, which could have an adverse effect on the Fund’s ability to achieve its investment objective.

Risk of Selling Index Call Options [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk of Selling Index Call Options.
The purchaser of an index call option has the right to any appreciation in the value of the index over the exercise price of the call option as of the valuation date of the option. Because their exercise is settled in cash, sellers of index call options such as the Fund cannot provide in advance for their potential settlement obligations by acquiring and holding the underlying securities. The Fund intends to mitigate the risks of its options activities by holding a diversified portfolio of stocks that the Fund’s investment adviser believes collectively approximate the characteristics of the indices on which options are written. The Fund will not, however, hold stocks that fully replicate the indices on which it writes call options. Due to tax considerations, the Fund intends to limit the overlap between its stock holdings (and any subset thereof) and each index on which it has outstanding options positions to less than 70% on an ongoing basis. The Fund’s stock holdings will normally include stocks not included in the indices on which it writes call options. Consequently, the Fund bears the risk that the performance of its stock portfolio will vary from the performance of the indices on which it writes call options. As the writer of index call options, the Fund will forgo, during the option’s life, the opportunity to profit from increases in the value of the applicable index above the sum of the option premium received and the exercise price of the call option, but retains the risk of loss, minus the option premium received, should the value of the applicable index decline. When a call option is exercised, the Fund will be required to deliver an amount of cash determined by the excess of the value of the applicable index at contract termination over the exercise price of the option. Thus, the exercise of index call options sold by the Fund may require the Fund to sell portfolio securities to generate cash at inopportune times or for unattractive prices. The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a call option by buying the option instead of letting it expire or be exercised. There can be no assurance that a liquid market will exist when the Fund seeks to close out a call option position by buying the option.

Risks of Selling Put Options on Individual Stocks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Selling Put Options on Individual Stocks.
The Fund may write put options on individual stocks that the Adviser believes are attractive for purchase at prices at or above the exercise price of the put options written. The purchaser of a put option assumes the right to sell (put) the stock to the seller of the option at a specified price (the exercise price) on or before the expiration date of the option. If the value of the stock on the option expiration date is at or below the exercise price of the option, the Fund may be obligated to purchase the stock at the exercise price. In the event of a substantial depreciation in the value of the underlying stock, the Fund may incur a substantial loss.

Options Risks Generally [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Options Risks Generally.
A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived and well-executed options program may be adversely affected by market behavior or unexpected events. Successful options strategies may require the anticipation of future movements in securities prices, interest rates and other economic factors. No assurances can be given that the Adviser’s judgments in this respect will be correct.
The trading price of options may be adversely affected if the market for such options becomes less liquid or smaller. The Fund may close out a written option position by buying the option instead of letting it expire or be exercised. Similarly, the Fund may close out a purchased option position by selling the option instead of holding until exercise. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position by buying or selling the option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the “OCC”) may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled to discontinue the trading of options (or a particular class or series of options) at some future date. If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
The Fund’s options positions will be marked to market daily. The hours of trading for options may not conform to the hours during which common stocks held by the Fund are traded. To the extent that the options markets close before the markets for securities, significant price and rate movements can take place in the securities markets that would not be reflected concurrently in the options markets. The value of index options is affected by changes in the value and dividend rates of the securities represented in the underlying index, changes in interest rates, changes in the actual or perceived volatility of the associated index and the remaining time to the options’ expiration, as well as trading conditions in the options market. Similarly, the value of single stock options is affected by changes in the value and dividend rate of the underlying stock, changes in interest rates, changes in the actual or perceived volatility of the associated stock and the remaining time to the options’ expiration, as well as options market trading conditions.
The Fund’s options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser or. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and may impose certain other sanctions. The Fund will not write “naked” or uncovered call options.
To the extent that the Fund buys or writes options on indices based upon foreign stocks, the Fund generally intends to buy or sell options on broad-based foreign country and/or regional stock indices that are listed for trading in the United States or which otherwise qualify as “section 1256 contracts” under the Code. Options on foreign indices that are listed for trading in the United States or which otherwise qualify as “section 1256 contracts” under the Code may trade in substantially lower volumes and with substantially wider bid-ask spreads than other options contracts on the same or similar indices that trade on other markets outside the United States. To implement its options program most effectively, the Fund may buy or sell index options that do not qualify as “section 1256 contracts” under the Code. Gain or loss on index options not qualifying as “section 1256 contracts” under the Code would be realized upon disposition, lapse or settlement of the positions and, generally, would be treated as short-term gain or loss.

OTC Options Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
OTC Options Risks.
OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to credit evaluation and regulatory oversight as are members of “exchange based” markets. Options traded in OTC markets will not be issued, guaranteed or cleared by the OCC. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default. These risks may differ materially from those involved in exchange-traded transactions, which generally are characterized by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered into directly between two counterparties generally do not benefit from these protections, which in turn may subject the Fund to the risk that a counter-party will not settle a transaction in accordance with agreed terms and conditions because of a dispute over the terms of the contract or because of a credit or liquidity problem. Such “counterparty risk” is increased for contracts with longer maturities when events may intervene to prevent settlement. The ability of the Fund to transact business with any one or any number of counterparties, the lack of any independent evaluation of the counterparties or their financial capabilities, and the absence of a regulated market to facilitate a settlement may increase the potential for losses to the Fund.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk.
The Fund’s exposure to derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other investments. The use of derivatives can lead to losses because of adverse movements in the price or value of the security, instrument, index, currency, commodity, economic indicator or event underlying a derivative (“reference instrument”), due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create leverage in the Fund, which represents a non-cash exposure to the underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. Use of derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Changes in the value of a derivative (including one used for hedging) may not correlate perfectly with the underlying reference instrument. Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying reference instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in (or be unable to achieve) the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment. A derivative investment also involves the risks relating to the reference instrument underlying the investment.

Tax Sensitive Investing Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax-Sensitive Investing Risk.
The Fund may hold a security in order to achieve more favorable tax-treatment or to sell a security in order to create tax losses. The Fund’s utilization of various tax-management techniques may be curtailed or eliminated by tax legislation, regulation or interpretations. The Fund may not be able to minimize taxable distributions to shareholders and a portion of the Fund’s distributions may be taxable.

Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risk.
Although the Fund seeks to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, there can be no assurance that it will be successful in this regard. The tax treatment and characterization of the Fund’s distributions may change over time due to changes in the Fund’s mix of investment returns and changes in the federal tax laws, regulations and administrative and judicial interpretations, potentially with retroactive effect. The Fund’s investment program and the tax treatment of Fund distributions may be affected by IRS interpretations of the Code and future changes in tax laws and regulations. While the Fund generally intends to use a variety of techniques and strategies designed to minimize and defer the federal income taxes incurred by common shareholders in connection with their investment in the Fund, certain of the Fund’s investment practices are subject to complex federal income tax provisions that may, among other things, cause common shareholders to pay more tax than they otherwise would have, or to accelerate common shareholders’ recognition of taxable income or gains.

Risks of Investing in Smaller and Mid Sized Companies [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks of Investing in Smaller and Mid-Sized Companies.
The Fund may make investments in stocks of companies whose market capitalization is considered middle sized or “mid-cap.” Smaller and mid-sized companies are generally subject to greater price fluctuations, limited liquidity, higher transaction costs and higher investment risk than the stocks of larger, more established companies. Such companies may have limited product lines, markets or financial resources, may be dependent on a limited management group, and may lack substantial capital reserves or an established performance record. There may be generally less publicly available information about such companies than for larger, more established companies. Stocks of these companies frequently have lower trading volumes making them more volatile and potentially more difficult to value.

Foreign Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Investment Risk.
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country against a particular country or countries, organizations, entities and/or individuals. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States, and as a result, Fund share values may be more volatile. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Depositary receipts are subject to many of the risks associated with investing directly in foreign instruments, including the political and economic risks of the underlying issuer’s country and, in the case of depositary receipts traded on foreign markets, currency risk.

Emerging Markets Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Investment Risk.
Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain sectors. Emerging market securities often involve greater risks than developed market securities. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets.

Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Currency Risk.
Exchange rates for currencies fluctuate daily. The value of foreign investments may be affected favorably or unfavorably by changes in currency exchange rates in relation to the U.S. dollar. Currency markets generally are not as regulated as securities markets and currency transactions are subject to settlement, custodial and other operational risks.

Liquidity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Liquidity Risk.
The Fund is exposed to liquidity risk when trading volume, lack of a market maker or trading partner, large position size, market conditions, or legal restrictions impair its ability to sell particular investments or to sell them at advantageous market prices. Consequently, the Fund may have to accept a lower price to sell an investment or continue to hold it or keep the position open, sell other investments to raise cash or abandon an investment opportunity, any of which could have a negative effect on the Fund’s performance. These effects may be exacerbated during times of financial or political stress.

Inflation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Inflation Risk.
Inflation risk is the risk that the purchasing power of assets or income from investments is worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the common shares and distributions thereon can decline.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk.
A financial institution or other counterparty with whom the Fund does business (such as trading or as a derivatives counterparty), or that underwrites, distributes or guarantees any instruments that the Fund owns or is otherwise exposed to, may decline in financial condition and become unable to honor its commitments. This could cause the value of Fund shares to decline or could delay the return or delivery of collateral or other assets to the Fund. Counterparty risk is increased for contracts with longer maturities.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk.
Certain Fund transactions may give rise to leverage. Leverage can result from a non-cash exposure to an underlying reference instrument. Leverage can increase both the risk and return potential of the Fund. Leverage can also result from borrowings or issuance of preferred shares. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. Leverage may cause the Fund’s NAV to be more volatile than if it had not been leveraged, as certain types of leverage may exaggerate the effect of any increase or decrease in the Fund’s portfolio securities. The loss on leveraged investments may substantially exceed the initial investment.

Risks Associated with Active Management [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Associated with Active Management.
The success of the Fund’s investment strategy depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions and there is no guarantee that such decisions will produce the desired results or expected returns.

Recent Market Conditions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Recent Market Conditions.
The outbreak of COVID-19 and efforts to contain its spread have resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and the effects of other infectious illness outbreaks, epidemics or pandemics, may be short term or may continue for an extended period of time. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. For example, a global pandemic or other widespread health crisis could cause substantial market volatility and exchange trading suspensions and closures. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers. The coronavirus outbreak and public and private sector responses thereto have led to large portions of the populations of many countries working from home for indefinite periods of time, temporary or permanent layoffs, disruptions in supply chains, and lack of availability of certain goods. The impact of such responses could adversely affect the information technology and operational systems upon which the Fund and the Fund’s service providers rely, and could otherwise disrupt the ability of the employees of the Fund’s service providers to perform critical tasks relating to the Fund. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk.
With the increased use of technologies by Fund service providers to conduct business, such as the Internet, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cybersecurity failures by or breaches of the Fund’s investment adviser or administrator and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, may disrupt and otherwise adversely affect their business operations. This may result in financial losses to the Fund, impede Fund trading, interfere with the Fund’s ability to calculate its net asset value, interfere with Fund shareholders’ ability to transact business or cause violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Market Disruption [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Disruption.
Global instability, war, geopolitical tensions and terrorist attacks in the United States and around the world have previously resulted, and may continue to result in market volatility and may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of significant future events on the global economy and securities markets. A similar disruption of the financial markets could impact interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the common shares.

Anti Takeover Provisions [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Anti-Takeover Provisions.
The Fund’s Agreement and Declaration of Trust (the “Declaration of Trust”) and Amended and Restated By-Laws include provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Fund or to change the composition of its Board. For example, pursuant to the Fund’s Declaration of Trust, the Fund Board is divided into three classes of Trustees with each class serving for a three-year term and certain types of transactions require the favorable vote of holders of at least 75% of the outstanding shares of the Fund.

General Fund Investing Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Fund Investing Risks.
The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Interest Rate Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk.
The premiums from writing options and amounts available for distribution from the Fund’s options activities may decrease in declining interest rate environments. The value of the Fund’s common stock investments may also be influenced by changes in interest rates. Higher yielding stocks and stocks of issuers whose businesses are substantially affected by changes in interest rates may be particularly sensitive to interest rate risk.

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]										Percentage of net assets attributable to common shares
General Description of Registrant [Abstract]
Lowest Price or Bid		$ 7.21	$ 7.54	$ 7.68	$ 7.43	$ 7.41	$ 8.27	$ 8.38	$ 9.19
Highest Price or Bid		7.99	8.45	8.44	8.14	8.67	9.9	9.92	10.73
Lowest Price or Bid, NAV		7.94	8.24	8.19	7.9	7.93	7.88	8.25	9.11
Highest Price or Bid, NAV		$ 8.42	$ 8.68	$ 8.47	$ 8.32	$ 8.12	$ 8.8	$ 9.52	$ 10.4
Highest Price or Bid, Premium (Discount) to NAV [Percent]		(5.11%)	(2.65%)	(0.35%)	(2.16%)	6.77%	12.50%	4.20%	3.17%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]		(9.19%)	(8.50%)	(6.23%)	(5.95%)	(6.56%)	4.95%	1.58%	0.88%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]										Common Shares
Outstanding Security, Held [Shares]										67,301,787

[1]	If common shares are sold to or through underwriters, the Prospectus Supplement will set forth any applicable sales load.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your common shares held in a dividend reinvestment account.
[3]	Eaton Vance Management (“EVM”) will pay the expenses of the offering (other than the applicable commissions); therefore, offering expenses are not included in the Summary of Fund Expenses. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including its current Prospectus Supplement, the accompanying Prospectus and Statement of Additional Information (“SAI”)), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of its current Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, stock exchange listing fees, and legal and auditing fees associated with the offering.
[4]	Stated as a percentage of average net assets attributable to common shares for the year ended December 31, 2023.
[5]	The investment adviser fee paid by the Fund to EVM is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets.